FAIR VALUE OF INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2013
FAIR VALUE OF INVESTMENTS
Summary of valuation of Partnership's investments
Investment in
Portfolio Funds	Total	Level I	Level II	Level III

December 31, 2013	$70,557,639	$—	$70,557,639	$—
December 31, 2012	$118,389,845	$—	$118,389,845	$—